Warrants Liability	12 Months Ended
Dec. 31, 2021
Warrants Liability [Abstract]
Warrants Liability
NOTE 7 - WARRANTS LIABILITY:

a.
On February 16, 2011, following a loan agreement signed between the Company and a third party, the Company granted to the lender warrants to purchase 161,808 Series
B-1
Preferred Shares of NIS 0.01 par value at a price per preferred share of $0.40171. The warrants may be exercised upon the earlier of (i) February 16, 2021; (ii) upon a Liquidation Event (as defined); or (iii) the fifth annual anniversary following the closing of an IPO. On February 16, 2021, 161,808 Series
B-1
Preferred Shares warrants were exercised into 145,195 Series
B-1
Preferred Shares on a cashless basis. These Series
B-1
Preferred Shares were converted to Ordinary Shares as part of the Recapitalization, see also note 1(d).

The Preferred
B-1
warrants were classified as liabilities in accordance with ASC
480-10-35-5,
as they were considered freestanding financial instruments, exercisable into Series
B-1
preferred shares, which were redeemable upon certain events that represent “Deemed Liquidation Events” (see also Note 1(g)). Accordingly, until their exercise, the Preferred
B-1
warrants were measured at fair value each reporting period, and changes in their fair value were recognized in the consolidated statement of operations as part of financial income, net.
The fair value of the warrants was computed using the following key assumptions:

	2020	2019
Stock price	3.97	3.2128
Exercise price	0.40171	0.40171
Expected term (years)	0.13	1.13
Expected volatility	48.15%	45.85%
Risk-free interest rate	0.1%-0.17%	1.59%
Expected dividend rate	0%	0%

b.	The table below sets forth a summary of the changes in the fair value of the warrants liability classified as Level 3:

	2021	2020	2019

	U.S. dollars in thousands
Balance at beginning of year	568	459	459
Exercise of warrants	(568)	—	—
Changes in fair value	—	109	—

Balance at end of year	—	568	459